UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5245

Dreyfus Strategic Municipals, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2007

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Strategic Municipals, Inc.
June 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--156.7%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--5.3%
Houston County Health Care
Authority, GO (Insured; AMBAC)	6.25	10/1/09	8,000,000 a	8,477,600
Jefferson County,
Limited Obligation School
Warrants	5.25	1/1/18	16,000,000	16,905,760
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/22	4,000,000	4,268,720
Alaska--.7%
Alaska Housing Finance
Corporation, General Mortgage
Revenue (Insured; MBIA)	6.00	6/1/49	4,000,000	4,126,800
Arizona--3.7%
Arizona Health Facilities
Authority, Health Care
Facilities Revenue (The
Beatitudes Campus Project)	5.10	10/1/22	3,000,000	2,946,750
Maricopa County Pollution Control
Corporation, PCR (Public
Service Company of New Mexico
Palo Verde Project)	5.75	11/1/22	6,000,000	6,038,100
Navajo County Industrial
Development Authority, IDR
(Stone Container Corporation
Project)	7.40	4/1/26	1,585,000	1,621,122
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.80	12/1/11	6,000,000 a	6,472,560
Tucson,
Water System Revenue (Insured;
FGIC)	5.00	7/1/12	3,500,000 a	3,659,775
Arkansas--.5%
Arkansas Development Finance
Authority, SFMR (Mortgage
Backed Securities Program)
(Collateralized: FNMA and GNMA)	6.25	1/1/32	2,605,000	2,653,323
California--11.1%
California,
GO	5.25	4/1/14	4,995,000 a	5,374,870
California,
GO	5.25	4/1/34	5,000	5,238
California,
GO (Various Purpose)	5.50	4/1/14	3,385,000 a	3,692,189
California,

GO (Various Purpose)	5.00	9/1/30	10,000,000	10,254,500
California,
GO (Various Purpose)	5.00	3/1/32	5,000,000	5,113,750
California,
GO (Various Purpose) (Insured;
AMBAC)	4.25	12/1/35	9,000,000	8,190,810
California Pollution Control
Financing Authority, SWDR
(Keller Canyon Landfill
Company Project)	6.88	11/1/27	2,000,000	2,011,020
California Statewide Communities
Development Authority, Revenue
(Bentley School)	6.75	7/1/32	2,000,000	2,152,060
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.80	6/1/13	8,100,000 a	9,685,332
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.90	6/1/13	2,000,000 a	2,400,940
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.75	6/1/47	8,000,000	8,365,760
State Public Works Board of
California, LR Department of
General Services (Butterfield
State Office Complex)	5.25	6/1/30	5,000,000	5,215,250
Colorado--6.7%
Beacon Point Metropolitan
District, GO	6.25	12/1/35	2,000,000	2,080,120
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.60	8/1/32	1,920,000	2,015,827
Denver City and County,
Special Facilities Airport
Revenue (United Air Lines
Project)	5.75	10/1/32	5,000,000 b	5,203,500
Denver City and County,
Special Facilities Airport
Revenue (United Airlines
Project)	6.88	10/1/32	7,135,000	7,144,989
Fiddler's Business Improvement
District, Senior Lien GO
Capital Improvement Bonds
(Insured; ACA)	5.00	12/1/32	1,500,000	1,503,300
Fiddler's Business Improvement
District, Senior Lien GO
Capital Improvement Bonds
(Insured; ACA)	4.50	12/1/36	2,800,000	2,541,392
Northwest Parkway Public Highway

Authority, Revenue	7.13	6/15/41	10,750,000	11,465,950
Salida Hospital District,
HR	5.25	10/1/36	3,500,000	3,476,410
Southlands Metropolitan District
Number 1, GO	7.13	12/1/34	2,000,000	2,197,680
Florida--4.0%
Deltona,
Utilities System Revenue
(Insured; MBIA)	5.13	10/1/27	6,000,000	6,203,700
Florida Housing Finance
Corporation, Housing Revenue
(Nelson Park Apartments)
(Insured; FSA)	6.40	3/1/40	5,000	5,193
Municipal Securities Trust
Certificates (Florida Housing
Finance Corporation, Housing
Revenue - Nelson Park
Apartments) (Insured; FSA)	6.40	3/1/40	8,250,000 c,d	8,727,510
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/09	45,000 a	47,396
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)	6.00	10/1/26	1,955,000	2,032,398
Palm Beach County School Board,
COP (Master Lease Purchase
Agreement) (Insured; FGIC)	5.00	8/1/29	5,470,000	5,605,820
Georgia--3.2%
Augusta,
Water and Sewer Revenue
(Insured; FSA)	5.25	10/1/39	3,000,000	3,150,060
Brooks County Development
Authority, Senior Health and
Housing Facilities Revenue
(Presbyterian Home, Quitman,
Inc.) (Collateralized; GNMA)	5.70	1/20/39	4,445,000	4,823,225
Metropolitan Atlanta Rapid Transit
Authority, Sales Tax Revenue
(Third Indenture Series)
(Insured; FGIC)	5.25	7/1/27	5,000,000	5,522,700
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/13	2,090,000	2,306,273
Milledgeville-Baldwin County
Development Authority, Revenue
(Georgia College and State
Foundation)	6.00	9/1/14	2,000,000 a	2,245,560
Hawaii--.4%
Hawaii Department of
Transportation, Special
Facility Revenue (Caterair

International Corporation)	10.13	12/1/10	2,200,000	2,206,160
Idaho--.6%
Power County Industrial
Development Corporation, SWDR
(FMC Corporation Project)	6.45	8/1/32	3,250,000	3,427,385
Illinois--13.0%
Cary,
Special Service Area Number
One, Special Tax Bonds
(Insured; Radian)	5.00	3/1/30	1,950,000	1,977,963
Chicago
(Insured; FGIC)	6.13	7/1/10	14,565,000 a	15,594,745
Chicago,
SFMR (Collateralized: FHLMC,
FNMA and GNMA)	6.55	4/1/33	2,870,000	2,907,798
Chicago,
Wastewater Transmission
Revenue (Insured; MBIA)	6.00	1/1/10	3,000,000 a	3,175,860
Chicago O'Hare International
Airport, Special Facilities
Revenue (American Airlines
Inc. Project)	8.20	12/1/24	6,500,000	6,520,475
Chicago O'Hare International
Airport, Special Facility
Revenue (American Airlines,
Inc. Project)	5.50	12/1/30	5,000,000	4,995,200
Illinois Educational Facilities
Authority, Revenue
(Northwestern University)	5.00	12/1/38	5,000,000	5,114,100
Illinois Educational Facilities
Authority, Revenue (University
of Chicago) (Insured; MBIA)	5.13	7/1/08	5,000 a	5,117
Illinois Health Facilities
Authority, Revenue (Advocate
Health Care Network)	6.13	11/15/10	4,020,000 a	4,291,792
Illinois Health Facilities
Authority, Revenue (OSF
Healthcare System)	6.25	11/15/09	7,730,000 a	8,211,502
Illinois Health Facilities
Authority, Revenue (Swedish
American Hospital)	6.88	5/15/10	4,960,000 a	5,345,987
Illinois Housing Development
Authority, Homeowner Mortgage
Revenue	5.10	8/1/31	5,555,000	5,591,219
Lombard Public Facilities
Corporation, Conference Center
and Hotel First Tier Revenue	7.13	1/1/36	3,500,000	3,733,660
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion) (Insured; MBIA)	5.25	6/15/42	5,325,000	5,562,814
Indiana--2.2%

Franklin Township School Building
Corporation, First Mortgage
Bonds	6.13	7/15/10	6,500,000 a	7,021,950
Indiana Housing Finance Authority,
SFMR	5.95	1/1/29	635,000	644,804
Petersburg,
SWDR (Indianapolis Power and
Light Company Project)	6.38	11/1/29	4,150,000	4,417,509
Kansas--6.1%
Kansas Development Finance
Authority, Health Facilities
Revenue (Sisters of Charity of
Leavenworth Health Services
Corporation)	6.25	12/1/28	3,000,000	3,184,140
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FHLMC, FNMA
and GNMA)	5.25	12/1/38	3,935,000	4,055,411
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.30	12/1/32	4,375,000	4,395,431
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	6.45	12/1/33	9,295,000	9,877,611
Sedgwick and Shawnee Counties,
SFMR (Mortgage-Backed
Securities Program)
(Collateralized: FNMA and GNMA)	5.70	12/1/35	2,415,000	2,493,125
Wichita,
Hospital Facilities
Improvement Revenue (Via
Christi Health System Inc.)	6.25	11/15/24	10,000,000	10,480,900
Kentucky--1.2%
Kentucky Area Development
Districts Financing Trust, COP
(Lease Acquisition Program)	5.50	5/1/27	2,000,000	2,094,760
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.25	11/20/25	2,370,000	2,516,087
Kentucky Economic Development
Finance Authority, MFHR
(Christian Care Communities
Projects) (Collateralized;
GNMA)	5.38	11/20/35	1,805,000	1,921,278
Louisiana--1.9%
Lakeshore Villages Master
Community Development

District, Special Assessment
Revenue	5.25	7/1/17	3,000,000	2,943,990
Louisiana Public Facilities
Authority, Revenue (Tulane
University of Louisiana
Project) (Insured; MBIA)	5.00	2/15/35	6,250,000	6,444,813
Saint James Parish,
SWDR (Freeport-McMoRan
Partnership Project)	7.70	10/1/22	1,405,000	1,437,905
Maine--.5%
Maine Housing Authority,
Mortgage Purchase	5.30	11/15/23	2,825,000	2,894,693
Maryland--2.3%
Maryland Community Development
Administration, Department of
Housing and Community
Development, Residential
Revenue	5.75	9/1/37	2,500,000	2,638,550
Maryland Economic Development
Corporation, Senior Student
Housing Revenue (University of
Maryland, Baltimore Project)	5.75	10/1/33	4,500,000	4,448,475
Maryland Economic Development
Corporation, Student Housing
Revenue (University of
Maryland, College Park Project)	6.50	6/1/13	3,000,000 a	3,399,480
Maryland Health and Higher
Educational Facilities
Authority, Revenue (Maryland
Institute College of Art Issue)	5.00	6/1/30	2,500,000	2,513,300
Massachusetts--2.4%
Massachusetts Health and
Educational Facilities
Authority, Revenue (Civic
Investments Issue)	9.00	12/15/12	1,800,000 a	2,167,146
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.75	7/1/32	5,000,000	5,316,750
Massachusetts Industrial Finance
Agency, RRR (Ogden Haverhill
Project)	5.60	12/1/19	6,000,000	6,189,300
Michigan--7.0%
Charyl Stockwell Academy,
COP	5.90	10/1/35	2,580,000	2,677,498
Detroit School District,
School Building and Site
Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)	5.00	5/1/28	5,000,000	5,112,650
Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.00	7/1/35	5,930,000	6,414,718

Kent Hospital Finance Authority,
Revenue (Metropolitan Hospital
Project)	6.25	7/1/40	3,000,000	3,291,540
Michigan Hospital Finance
Authority, Revenue (Ascension
Health Credit Group)	6.13	11/15/09	5,000,000 a	5,293,900
Michigan Strategic Fund,
LOR (The Detroit Edison
Company Exempt Facilities
Project) (Insured; XLCA)	5.25	12/15/32	3,000,000	3,104,130
Michigan Strategic Fund,
SWDR (Genesee Power Station
Project)	7.50	1/1/21	13,500,000	13,498,650
Minnesota--4.9%
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.15	12/1/38	2,497,540	2,511,426
Dakota County Community
Development Agency, SFMR
(Mortgage-Backed Securities
Program) (Collateralized:
FHLMC, FNMA and GNMA)	5.30	12/1/39	4,970,931	5,086,058
Duluth Economic Development
Authority, Health Care
Facilities Revenue (Saint
Luke's Hospital)	7.25	6/15/32	5,000,000	5,486,350
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/25	2,000,000	2,155,960
Saint Paul Housing and
Redevelopment Authority,
Hospital Facility Revenue
(HealthEast Project)	6.00	11/15/30	2,000,000	2,163,120
Saint Paul Port Authority,
Hotel Facility Revenue
(Radisson Kellogg Project)	7.38	8/1/08	3,000,000 a	3,198,990
United Hospital District of Todd,
Morrison, Cass and Wadena
Counties, GO Health Care
Facilities Revenue (Lakewood
Health System)	5.13	12/1/24	1,500,000	1,509,135
Winona,
Health Care Facilities Revenue
(Winona Health Obligated Group)	6.00	7/1/26	5,000,000	5,358,050
Mississippi--3.4%
Clairborne County,
PCR (System Energy Resources,
Inc. Project)	6.20	2/1/26	4,545,000	4,561,317
Mississippi Business Finance

Corporation, PCR (System
Energy Resources, Inc. Project)	5.88	4/1/22	14,310,000	14,450,238
Missouri--2.9%
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.38	12/1/27	2,000,000	2,055,200
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.50	12/1/32	4,500,000	4,652,955
Missouri Development Finance
Board, Infrastructure
Facilities Revenue
(Independence, Crackerneck
Creek Project)	5.00	3/1/28	2,000,000	2,019,480
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (Saint
Anthony's Medical Center)	6.25	12/1/10	6,750,000 a	7,291,080
Montana--.2%
Montana Board of Housing,
SFMR	6.45	6/1/29	1,335,000	1,361,166
Nevada--3.6%
Clark County,
IDR (Nevada Power Company
Project)	5.60	10/1/30	3,000,000	3,017,370
North Las Vegas,
GO Wastewater Reclamation
System Bonds (Insured; MBIA)	4.50	10/1/36	5,000,000	4,776,550
Washoe County,
GO Convention Center Revenue
(Reno-Sparks Convention and
Visitors Authority) (Insured;
FSA)	6.40	1/1/10	12,000,000 a	12,708,000
New Hampshire--2.6%
New Hampshire Business Finance
Authority, PCR (Public Service
Company of New Hampshire)
(Insured; AMBAC)	6.00	5/1/21	7,000,000	7,239,610
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	6.00	10/1/24	1,000,000	1,075,150
New Hampshire Health and
Educational Facilities
Authority, Revenue (Exeter
Project)	5.75	10/1/31	1,000,000	1,054,330
New Hampshire Industrial
Development Authority, PCR
(Connecticut Light and Power
Company Project)	5.90	11/1/16	5,000,000	5,127,950

New Jersey--4.5%
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/34	2,500,000	2,650,900
New Jersey Economic Development
Authority, Special Facility
Revenue (Continental Airlines,
Inc. Project)	6.25	9/15/29	3,000,000	3,094,650
New Jersey Transportation Trust
Fund Authority (Transportation
System)	5.25	12/15/22	5,000,000	5,411,500
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/13	5,640,000 a	6,522,547
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/41	8,000,000	7,569,520
New Mexico--1.3%
Farmington,
PCR (Tucson Electric Power
Company San Juan Project)	6.95	10/1/20	4,000,000	4,094,720
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	7.00	9/1/31	1,475,000	1,495,488
New Mexico Mortgage Finance
Authority, Single Family
Mortgage Program Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	6.15	7/1/35	1,795,000	1,887,676
New York--10.9%
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA)	5.13	12/1/16	20,000,000 c,d	20,460,700
New York City	5.00	8/1/28	8,000,000	8,268,240
New York City Industrial
Development Agency, Liberty
Revenue (7 World Trade Center
Project)	6.25	3/1/15	3,000,000	3,154,680
New York City Industrial
Development Agency, Special
Facility Revenue (American
Airlines, Inc. John F. Kennedy
International Airport Project)	8.00	8/1/28	2,800,000	3,389,036
New York Liberty Development
Corporation, Revenue (Goldman
Sachs Headquarters Issue)	5.25	10/1/35	14,000,000	15,207,920
Tobacco Settlement Financing
Corporation of New York,

Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; AMBAC)	5.25	6/1/21	5,000,000	5,265,900
Triborough Bridge and Tunnel
Authority, Revenue	5.25	11/15/30	5,220,000	5,471,552
North Carolina--.6%
Gaston County Industrial
Facilities and Pollution
Control Financing Authority,
Exempt Facilities Revenue
(National Gypsum Company
Project)	5.75	8/1/35	3,000,000	3,134,520
North Dakota--.2%
North Dakota Housing Finance
Agency, Home Mortgage Revenue
(Housing Finance Program)	6.15	7/1/31	845,000	859,813
Ohio--5.2%
Canal Winchester Local School
District (Insured; MBIA)	0.00	12/1/29	3,955,000	1,365,385
Canal Winchester Local School
District (Insured; MBIA)	0.00	12/1/31	3,955,000	1,238,825
Cleveland State University,
General Receipts (Insured;
FGIC)	5.00	6/1/34	6,150,000	6,332,778
Cuyahoga County,
Revenue	6.00	1/1/32	750,000	811,087
Ohio,
SWDR (USG Corporation Project)	5.60	8/1/32	7,805,000	7,978,973
Ohio Air Quality Development
Authority, PCR (The Cleveland
Electric Illuminating Company
Project) (Insured; ACA)	6.10	8/1/20	3,000,000	3,063,330
Ohio Water Development Authority,
PCR (The Cleveland Electric
Illuminating Company Project)
(Insured; ACA)	6.10	8/1/20	4,350,000	4,441,829
Toledo Lucas County Port
Authority, Airport Revenue
(Baxter Global Project)	6.25	11/1/13	3,800,000	3,970,050
Oklahoma--2.6%
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program)	7.55	9/1/28	1,135,000	1,153,239
Oklahoma Housing Finance Agency,
SFMR (Homeownership Loan
Program) (Collateralized: FNMA
and GNMA)	7.55	9/1/27	910,000	935,589
Oklahoma Industries Authority,
Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/09	5,160,000 a	5,403,088
Oklahoma Industries Authority,

Health System Revenue
(Obligated Group) (Insured;
MBIA)	5.75	8/15/29	7,070,000	7,353,719
Pennsylvania--4.1%
Coatesville Area School District,
GO (Insured; FSA)	5.00	8/1/23	5,340,000 b	5,614,156
Lehman Municipal Trust Receipts
(Pennsylvania Economic
Development Financing
Authority, SWDR (USG
Corporation Project))	6.00	6/1/31	9,310,000 c,d	9,657,868
Pennsylvania Economic Development
Financing Authority, Exempt
Facilities Revenue (Reliant
Energy Seward, LLC Project)	6.75	12/1/36	2,500,000	2,750,675
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/31	2,500,000	2,576,900
Philadelphia Authority for
Industrial Development,
Revenue (Please Touch Museum
Project)	5.25	9/1/36	2,500,000	2,563,850
South Carolina--4.8%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	5,000 a	5,389
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/12	20,020,000 a,c,d	21,575,754
Greenville Hospital System,
Hospital Facilities Revenue
(Insured; AMBAC)	5.50	5/1/26	5,000,000	5,267,450
Tennessee--3.4%
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/25	5,000,000	5,721,150
Johnson City Health and
Educational Facilities Board,
Hospital First Mortgage
Revenue (Mountain States
Health Alliance)	7.50	7/1/33	3,000,000	3,423,990
Memphis Center City Revenue
Finance Corporation, Sports
Facility Revenue (Memphis
Redbirds Baseball Foundation
Project)	6.50	9/1/28	10,000,000	9,878,900
Texas--13.5%

Alliance Airport Authority Inc.,
Special Facilities Revenue
(American Airlines, Inc.
Project)	5.75	12/1/29	5,000,000	5,000,500
Austin Convention Enterprises
Inc., Convention Center Hotel
First Tier Revenue	6.70	1/1/11	4,000,000 a	4,350,680
Cities of Dallas and Fort Worth,
Dallas/Fort Worth
International Airport,
Facility Improvement
Corporation Revenue (American
Airlines, Inc.)	6.38	5/1/35	10,630,000	10,864,391
Gulf Coast Industrial Development
Authority, Environmental
Facilities Revenue (Microgy
Holdings Project)	7.00	12/1/36	6,000,000	6,397,800
Harris County Health Facilities
Development Corporation, HR
(Memorial Hermann Healthcare
System)	6.38	6/1/11	8,500,000 a	9,290,415
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	6.75	7/1/29	5,125,000	5,443,365
Houston,
Airport System Special
Facilities Revenue
(Continental Airlines, Inc.
Terminal E Project)	7.00	7/1/29	3,800,000	4,089,636
Sabine River Authority,
PCR (TXU Electric Company
Project)	6.45	6/1/21	11,300,000	11,687,138
Sam Rayburn Municipal Power
Agency, Power Supply System
Revenue	5.75	10/1/21	6,000,000	6,391,860
Texas Department of Housing and
Community Affairs, Home
Mortgage Revenue
(Collateralized: FHLMC, FNMA
and GNMA)	9.61	7/2/24	1,050,000 e	1,105,346
Texas Turnpike Authority,
Central Texas Turnpike System
Revenue (Insured; AMBAC)	5.75	8/15/38	7,100,000	7,589,048
Tyler Health Facilities
Development Corporation, HR
(East Texas Medical Center
Regional Healthcare System
Project)	6.75	11/1/25	3,000,000	3,019,800
Vermont--.2%
Vermont Housing Finance Agency,

SFHR (Insured; FSA)	6.40	11/1/30	945,000	954,620
Virginia--2.1%
Greater Richmond Convention Center
Authority, Hotel Tax Revenue
(Convention Center Expansion
Project)	6.25	6/15/10	10,500,000 a	11,272,590
Pittsylvania County Industrial
Development Authority, Exempt
Facility Revenue (Multitrade
of Pittsylvania County, L.P.
Project)	7.65	1/1/10	600,000	627,342
Washington--2.2%
Seattle,
Water System Revenue (Insured;
FGIC)	6.00	7/1/09	10,000,000 a	10,504,800
Washington Health Care Facilities
Authority, Revenue (Kadlec
Medical Center) (Insured;
Assured Guaranty)	5.00	12/1/30	2,000,000	2,050,540
West Virginia--.4%
West Virginia Water Development
Authority, Water Development
Revenue (Insured; AMBAC)	6.38	7/1/39	2,250,000	2,401,762
Wisconsin--8.0%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.13	6/1/27	11,840,000 c,d	12,490,845
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	7.00	6/1/28	22,995,000	25,630,227
Madison,
IDR (Madison Gas and Electric
Company Projects)	5.88	10/1/34	2,390,000	2,524,700
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	6.40	4/15/33	4,000,000	4,368,400
Wyoming--.8%
Sweetwater County,
SWDR (FMC Corporation Project)	5.60	12/1/35	4,500,000	4,726,125
U.S. Related--1.5%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds	0.00	5/15/55	20,000,000	748,600
Guam Housing Corporation,
SFMR (Guaranteed
Mortgage-Backed Securities
Program) (Collateralized;
FHLMC)	5.75	9/1/31	965,000	1,012,758
Puerto Rico Highways and
Transportation Authority,

Transportation Revenue	6.00	7/1/10	6,000,000 a	6,408,360
Total Long-Term Municipal Investments
(cost $843,680,710)				880,317,972
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.2%	Rate (%)	Date	Amount ($)	Value ($

Michigan--.0%
University of Michigan Regents,
HR	3.90	7/1/07	200,000 f	200,000
Montana--.2%
Montana Facility Finance
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Liquidity Facility;
JPMorgan Chase Bank)	3.86	7/1/07	1,200,000 f	1,200,000
Total Short-Term Municipal Investments
(cost $1,400,000)				1,400,000
Total Investments (cost $845,080,710)			156.9%	881,717,972
Liabilities, Less Cash and Receivables			(6.2%)	(34,737,358)
Preferred Stock, at redemption value			(50.7%)	(285,000,000)
Net Assets Applicable to Common Shareholders			100.0%	561,980,614

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2007, these securities amounted to $72,912,677 or 13.0% of net assets to Common Shareholders.
d Collateral for floating rate borrowings.
e Inverse floater security--the interest rate is subject to change periodically.
f Securities payable on demand. Variable interest rate--subject to periodic change.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-
annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation

FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) The Registrant has revised its internal control over financial reporting with respect to investments in certain inverse floater structures to account for such investments as secured borrowings and to report the related income and expense.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Strategic Municipals, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	August 13, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 13, 2007

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)